LOANS, Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit risk profile by internally assigned risk grades [Abstract]
Loans	$ 393,282	$ 348,679
Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	387,066	339,011
Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4,421	5,729
Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,795	3,939
Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	249,827	213,322
Commercial Real Estate [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	247,142	208,599
Commercial Real Estate [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,446	2,381
Commercial Real Estate [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,239	2,342
Commercial Real Estate [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4,650	7,242
Commercial Real Estate [Member] | Residential ADC [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4,650	7,242
Commercial Real Estate [Member] | Residential ADC [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Commercial ADC [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	20,790	24,364
Commercial Real Estate [Member] | Commercial ADC [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	20,509	23,883
Commercial Real Estate [Member] | Commercial ADC [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	239	477
Commercial Real Estate [Member] | Commercial ADC [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	42	4
Commercial Real Estate [Member] | Commercial ADC [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Commercial ADC [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4,833	5,392
Commercial Real Estate [Member] | Farmland [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4,833	5,392
Commercial Real Estate [Member] | Farmland [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Farmland [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	18,537	11,967
Commercial Real Estate [Member] | Multifamily [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	18,537	11,967
Commercial Real Estate [Member] | Multifamily [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Multifamily [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	103,983	84,808
Commercial Real Estate [Member] | Owner Occupied [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	101,706	81,584
Commercial Real Estate [Member] | Owner Occupied [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,207	1,049
Commercial Real Estate [Member] | Owner Occupied [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,070	2,175
Commercial Real Estate [Member] | Owner Occupied [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Owner Occupied [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	97,034	79,549
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	96,907	78,531
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	855
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	127	163
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	51,334	48,867
Commercial [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	49,992	47,315
Commercial [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	981	1,130
Commercial [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	361	422
Commercial [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Commercial and Industrial [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	49,499	47,032
Commercial [Member] | Commercial and Industrial [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	48,157	45,480
Commercial [Member] | Commercial and Industrial [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	981	1,130
Commercial [Member] | Commercial and Industrial [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	361	422
Commercial [Member] | Commercial and Industrial [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Commercial and Industrial [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Agricultural [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	262	415
Commercial [Member] | Agricultural [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	262	415
Commercial [Member] | Agricultural [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Agricultural [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Other [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,573	1,420
Commercial [Member] | Other [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,573	1,420
Commercial [Member] | Other [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Other [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Other [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Commercial [Member] | Other [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	54,207	49,059
Residential Mortgage [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	52,956	47,496
Residential Mortgage [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,063	513
Residential Mortgage [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	188	1,050
Residential Mortgage [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	53,395	47,936
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	52,622	47,257
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	647	513
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	126	166
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	812	1,123
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	334	239
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	416	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	62	884
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Home Equity Lines [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	33,968	33,672
Home Equity Lines [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	33,198	32,005
Home Equity Lines [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	770	1,543
Home Equity Lines [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	124
Home Equity Lines [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Home Equity Lines [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Consumer - Other [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	3,946	3,759
Consumer - Other [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	3,778	3,596
Consumer - Other [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	161	162
Consumer - Other [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	7	1
Consumer - Other [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0
Consumer - Other [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	$ 0	$ 0